Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Loans, including fees	$ 359,215,000	$ 377,579,000	$ 413,611,000
Investment securities:
Taxable	34,331,000	46,095,000	72,485,000
Tax-exempt	1,483,000	2,434,000	4,885,000
Other interest income	3,074,000	900,000	1,420,000
Total interest income	398,103,000	427,008,000	492,401,000
Interest expense:
Savings deposits	4,110,000	6,358,000	16,379,000
Time deposits	11,655,000	19,230,000	20,970,000
Securities sold under repurchase agreements	621,000	926,000	2,432,000
Other borrowings	7,654,000	8,773,000	12,413,000
Junior subordinated deferrable interest debentures	2,791,000	3,832,000	6,435,000
Total interest expense	26,831,000	39,119,000	58,629,000
Net interest income	371,272,000	387,889,000	433,772,000
Provision for credit losses	7,955,000	45,379,000	18,843,000
Net interest income after provision for credit losses	363,317,000	342,510,000	414,929,000
Other service charges, commissions and fees
Investment securities transactions, net	(16,000)	(5,000)	(12,000)
Other investments, net	68,807,000	4,920,000	5,985,000
Other income	25,043,000	26,873,000	17,523,000
Total non-interest income	222,326,000	150,579,000	154,826,000
Non-interest expense:
Employee compensation and benefits	123,480,000	130,039,000	145,929,000
Occupancy	26,176,000	24,909,000	28,635,000
Depreciation of bank premises and equipment	25,028,000	28,318,000	28,270,000
Professional fees	7,890,000	12,546,000	17,661,000
Deposit insurance assessments	4,389,000	1,870,000	1,416,000
Net expense, other real estate owned	5,073,000	9,808,000	6,377,000
Amortization of identified intangible assets	0	0	0
Advertising	4,037,000	4,284,000	7,748,000
Software and software maintenance	17,794,000	19,238,000	19,850,000
Other	49,449,000	50,319,000	53,915,000
Total non-interest expense	263,316,000	281,331,000	309,801,000
Income before income taxes	322,327,000	211,758,000	259,954,000
Provision for income taxes	68,405,000	44,439,000	54,850,000
Net income	$ 253,922,000	$ 167,319,000	$ 205,104,000
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	63,352,737	63,725,819	65,476,606
Net income (in dollars per share)	$ 4.01	$ 2.63	$ 3.13
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	63,486,366	63,853,135	65,685,684
Net income (in dollars per share)	$ 4.00	$ 2.62	$ 3.12
Services charges on deposit accounts
Non-interest income:
Service charges	$ 66,205,000	$ 61,983,000	$ 72,502,000
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges	54,280,000	48,986,000	50,996,000
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges	$ 8,007,000	$ 7,822,000	$ 7,832,000